CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Comprehensive Loss
Net loss	$ (11,387)	$ (46,214)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		4
Other comprehensive income (loss), net of tax		4
Comprehensive loss	$ (11,387)	$ (46,210)